Supplementary Oil and Gas Information - Additional Information (Detail) a in Thousands	Jun. 30, 2020 a Wells
Disclosure of oil and gas producing activities [line items]
Operated wells that had multiple completions, gross | Wells	133
Operated wells that had multiple completions, net | Wells	62
Expiring June 2021 [member]
Disclosure of oil and gas producing activities [line items]
Approximately acres of undeveloped acreage that will expire, gross	833
Approximately acres of undeveloped acreage that will expire, net	411
Expiring June 2022 [member]
Disclosure of oil and gas producing activities [line items]
Approximately acres of undeveloped acreage that will expire, gross	1,089
Approximately acres of undeveloped acreage that will expire, net	655
Expiring June 2023 [member]
Disclosure of oil and gas producing activities [line items]
Approximately acres of undeveloped acreage that will expire, gross	264
Approximately acres of undeveloped acreage that will expire, net	256